COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Future Minimum Lease Payments For Capital Leases

Minimum future lease payments and present values of the net minimum lease payments for this capital lease are as follows:

Year ended December 31:
2013	$4,447
2014	4,447
2015	2,965
Total minimum lease payments	11,859
Less: Sales tax amounts	750
Net minimum lease payments	11,109
Less: imputed interest	716
Present value of net minimum lease payments	10,393
Less: current portion	3,739
Capital lease obligation noncurrent portion	$6,654

Schedule of Future Minimum Rental Payments for Operating Leases

Future annual minimum lease payments for the next five years, under non-cancelable operating leases with initial or remaining terms of one year or more, as of December 31, 2012, are as follows:

Year	2013	2014	2015	2016	2017	Thereafter	Total
Amount	$338,390	$375,574	$350,233	$244,397	$229,075	$64,451	$1,602,120